Income Taxes - Additional Information (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
NOL carryforwards	$ 57	$ 1,505
Deferred tax asset from NOL carryforwards	3,467,000	$ 325,000
Research and development credit carryforwards
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	344
Tax credit carry forwards
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	2
Federal
Operating Loss Carryforwards [Line Items]
NOL carryforwards	13,202
Deferred tax asset from NOL carryforwards	2,772
State
Operating Loss Carryforwards [Line Items]
Deferred tax asset from NOL carryforwards	639,000
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Deferred tax asset from NOL carryforwards	$ 56,000